N-2	Mar. 13, 2024 shares
Cover [Abstract]
Entity Central Index Key	0000908187
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	PCM Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

	Outstanding Common Shares	Outstanding Preferred Shares
PCM	12,011,762	N/A
PAXS	44,029,661	N/A
PCN	54,406,443	519
PDO	113,531,208	N/A
PTY	153,081,203	3,421

PCM Fund, Inc. ("PCM") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PCM
PIMCO Access Income Fund ("PAXS") [Member]
Cover [Abstract]
Entity Central Index Key	0001886878
Entity Registrant Name	PIMCO Access Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PAXS
PIMCO Corporate & Income Strategy Fund ("PCN") [Member]
Cover [Abstract]
Entity Central Index Key	0001160990
Entity Registrant Name	PIMCO Corporate & Income Strategy Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PCN
PIMCO Dynamic Income Opportunities Fund ("PDO") [Member]
Cover [Abstract]
Entity Central Index Key	0001798618
Entity Registrant Name	PIMCO Dynamic Income Opportunities Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PDO
PIMCO Corporate & Income Opportunity Fund ("PTY") [Member]
Cover [Abstract]
Entity Central Index Key	0001190935
Entity Registrant Name	PIMCO Corporate & Income Opportunity Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PTY
Common Shares [Member] | PCM Fund, Inc. ("PCM") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	12,011,762
Common Shares [Member] | PIMCO Access Income Fund ("PAXS") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	44,029,661
Common Shares [Member] | PIMCO Corporate & Income Strategy Fund ("PCN") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	54,406,443
Common Shares [Member] | PIMCO Dynamic Income Opportunities Fund ("PDO") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	113,531,208
Common Shares [Member] | PIMCO Corporate & Income Opportunity Fund ("PTY") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	153,081,203
Preferred Shares [Member] | PIMCO Corporate & Income Strategy Fund ("PCN") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	519
Preferred Shares [Member] | PIMCO Corporate & Income Opportunity Fund ("PTY") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	3,421